Earnings Per Common Share Earnings Per Common Share (Tables)	12 Months Ended
Dec. 31, 2018
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted

Year ended December 31	2018	2017

Net income (loss) attributable to common shareholders (millions of dollars)	(89)	658

Weighted average number of shares
Basic	595,756,470	595,287,586
Effect of dilutive stock-based compensation plans	2,147,473	2,234,665
Diluted	597,903,943	597,522,251

EPS
Basic	($0.15)	$1.11
Diluted	($0.15)	$1.10